Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets, Net [Abstract]
Goodwill
	December 31,
	2016	2015
	U.S. Dollars
Goodwill	2,130	3,653
Accumulated impairment losses	(2,130)	(3,653)

	-	-

Intangible Assets, Net
	December 31,
	2016	2015
	U.S. Dollars
Patent registration costs	2,382	2,077
IPR&D	1,002	1,002

Intangible assets at cost	3,384	3,079

Accumulated amortization and impairment	2,519	2,284

Total intangible asset, net	865	795

Estimated Amortization Expense
As of December 31, 2016, the estimated amortization expenses of intangible assets for the years 2017 to 2021 is as follows:

Year ending December 31,	U.S. Dollars
2017	143
2018	143
2019	143
2020	142
2021	92
663